Goodwill (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Goodwill [Abstract]
Schedule of business acquisitions

	March 31	June 30
	2014	2013
Acquisition cost of Moneytech POS Pty Ltd.	$99,126	$98,180
Fixed assets received	(55,222)	(54,695)
Liability assumed	25,819	25,572
Acquisition cost assigned to goodwill	$69,723	$69,057

2013
Acquisition cost of Moneytech POS Pty Ltd.	$98,180
Fixed assets received	(54,695)
Liability assumed	25,572
Acquisition cost assigned to goodwill	$69,057